Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 5.5%
Boeing Co. (A)	197,908	$ 42,775,835
RTX Corp.	371,151	79,879,118
Textron, Inc.	301,759	25,727,973
		148,382,926
Automobiles - 2.2%
General Motors Co.	664,232	59,023,655
Banks - 8.8%
Bank of America Corp.	978,724	60,631,952
JPMorgan Chase & Co.	289,055	101,686,658
Wells Fargo & Co.	834,128	72,110,366
		234,428,976
Beverages - 1.8%
PepsiCo, Inc.	351,731	49,087,578
Biotechnology - 3.3%
AbbVie, Inc.	166,085	41,677,370
Gilead Sciences, Inc.	366,371	47,705,168
		89,382,538
Broadline Retail - 6.8%
Amazon.com, Inc. (A)	666,529	181,015,946
Capital Markets - 6.8%
Blackrock, Inc.	61,951	67,550,751
Goldman Sachs Group, Inc.	62,872	64,027,587
Intercontinental Exchange, Inc.	331,217	50,503,968
		182,082,306
Chemicals - 2.3%
Linde PLC	128,691	61,563,201
Commercial Services & Supplies - 1.1%
Waste Management, Inc.	128,900	29,202,295
Communications Equipment - 1.3%
Motorola Solutions, Inc.	82,260	35,844,795
Construction & Engineering - 1.9%
Quanta Services, Inc.	74,891	49,979,258
Construction Materials - 1.7%
Martin Marietta Materials, Inc.	85,903	45,111,101
Electric Utilities - 2.3%
Constellation Energy Corp.	79,734	20,950,109
Duke Energy Corp.	333,533	41,835,044
		62,785,153
Electrical Equipment - 1.9%
Rockwell Automation, Inc.	107,608	51,660,449
Entertainment - 1.8%
Walt Disney Co.	495,545	47,666,473
Food Products - 1.1%
Mondelez International, Inc., Class A	487,506	30,376,499
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 2.4%
CSX Corp.	1,299,235	$ 65,481,444
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	497,074	52,540,722
Health Care Providers & Services - 1.6%
Cencora, Inc.	134,833	41,978,906
Industrial REITs - 1.5%
Prologis, Inc.	268,454	38,821,133
Insurance - 2.3%
Hartford Insurance Group, Inc.	427,089	60,608,200
Interactive Media & Services - 3.4%
Alphabet, Inc., Class A	147,964	52,694,419
Meta Platforms, Inc., Class A	70,101	39,025,928
		91,720,347
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	77,649	44,593,821
Machinery - 2.5%
Parker-Hannifin Corp.	67,388	65,806,404
Media - 1.7%
Fox Corp., Class A	785,858	45,760,511
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	577,928	36,195,631
Oil, Gas & Consumable Fuels - 5.4%
ConocoPhillips	401,240	48,341,395
ExxonMobil Holdings Corp.	609,444	94,731,975
		143,073,370
Passenger Airlines - 2.2%
Delta Air Lines, Inc.	660,077	57,717,133
Pharmaceuticals - 2.4%
Merck & Co., Inc.	495,426	64,504,465
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	80,606	31,378,304
Micron Technology, Inc.	41,907	34,490,718
		65,869,022
Software - 5.0%
Microsoft Corp.	288,277	133,968,087
Specialty Retail - 3.7%
Lowe's Cos., Inc.	171,985	35,740,203
TJX Cos., Inc.	405,166	63,748,818
		99,489,021
Transamerica Funds

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	462,079	$ 142,740,824
Total Common Stocks (Cost $1,698,253,568)		2,608,462,190
Total Investments (Cost $1,698,253,568)		2,608,462,190
Net Other Assets (Liabilities) - 2.4%		64,932,426
Net Assets - 100.0%		$ 2,673,394,616
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,608,462,190	$—	$—	$2,608,462,190
Total Investments	$2,608,462,190	$—	$—	$2,608,462,190
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds